Disclosure of maturity analysis for derivative financial liabilities (Details) - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Trade payables and accrued liabilities	$ 144,982	$ 14,970
Within one year [Member]
Statement [Line Items]
Trade payables and accrued liabilities	144,982
Between one and five years [Member]
Statement [Line Items]
Trade payables and accrued liabilities	0
More than five years [Member]
Statement [Line Items]
Trade payables and accrued liabilities	$ 0